SHAREHOLDERS' EQUITY	12 Months Ended
Feb. 28, 2015
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY

14. SHAREHOLDERS' EQUITY

Number of shares authorized

        The Company has an unlimited amount of common shares authorized for issuance.

        On September 23, 2013 the Company completed a public equity offering. Under the terms of the offering, the Company issued and sold 11,910,000 units at $2.10 for aggregate gross proceeds of $25,011. After deducting commissions and listing expenses, the Company realized net proceeds of $22,434. Each unit consisted of one common share of the Company and three quarters of one warrant. Each whole warrant entitles the holder to purchase one common share of the Company at an exercise price of U.S. $2.70 per share until September 23, 2018, subject to certain adjustments. As at September 23, 2013 the Company recognized a liability in the amount of $6,425 for the warrants, see Warrants section for further details.

        On August 1, 2014 the Company completed a public equity offering. Under the terms of the offering, the Company issued and sold 15,927,500 units at $1.80 CDN for aggregate gross proceeds of $28,670 CDN. After deducting commissions and listing expenses, the Company realized net proceeds of $23,960 USD ($26,184 CND). Each unit consisted of one common share of the Company and one half of one warrant. Each whole warrant entitles the holder to purchase one common share of the Company at an exercise price of $2.25 CND per share until August 1, 2016. Upon issuance, the Company recognized a liability in the amount of $2,551 for the warrants, see Warrants section for further details.

Share Based Compensation Plan

        The Company had previously established the DragonWave Inc. Key Employee Stock Option/Stock Issuance Plan (the "previous plan") applicable to full-time employees, directors and consultants of the Company for purchase of common shares. Options are granted with an exercise price equal to the fair value of the common shares of the Company, and generally vest at a rate of 25% one year from the date of the option grant, and 1/36th of the remaining 75% per additional month of full-time employment with the Company. Options expire in periods ranging from three to six years, or upon termination of employment. The maximum number of Common Shares issuable under the previous plan was 10% of the Common Shares issued and outstanding.

        On June 20, 2014 the Shareholders approved the adoption of a new Share Based Compensation Plan (the "Plan") to replace the previous Key Employee Stock Option/Stock Issuance Plan. The Share Based Compensation Plan includes provision for granting of performance share units ("PSUs"), restricted share units ("RSUs"), deferred share units ("DSUs"), Bonus Shares (as defined in the Share Based Compensation Plan) and options to purchase Common Shares. Settlement of vested PSUs, RSUs and DSUs is effected by delivering Common Shares acquired in the open market and/or issued from treasury, or by making a cash payment equal to the number of PSUs, RSUs or DSUs multiplied by the volume weighted average trading price of the Common Shares on the applicable stock exchange for the five trading days preceding the settlement date, or by a combination of these methods. The manner of settlement for RSUs, PSUs and DSUs is determined by the Compensation Committee in its sole discretion. The maximum number of Common Shares issuable under the Plan is 7,529,082, which represents 10% of the Common Shares issued and outstanding as at February 28, 2015.

        The following is a summary of stock option activity:

	Year ended February 28, 2015		Year ended February 28, 2014
	Options	Weighted Average Price (CAD)	Options	Weighted Average Price (CAD)
Opening Balance	3,173,321	$3.71	2,529,088	$4.89
Granted	1,084,476	$2.11	1,649,550	$1.86
Exercised	—	—	(313,914)	$1.35
Forfeited	(272,210)	$6.96	(691,403)	$4.70

Closing Balance	3,985,587	$3.05	3,173,321	$3.71

        The following table shows the weighted average values used in determining the fair value of options granted during the year ended February 28, 2015 and 2014:

	Year ended
	February 28, 2015	February 28, 2014
Volatility	75.8%	77.9%
Risk Free Rate	1.35%	1.33%
Dividend Yield	Nil	Nil
Average Expected Life	4 yrs	4 yrs

        The 1,084,476 options granted during the year ended February 28, 2015 were determined to have a fair value of $1,204 [2014: 1,649,550 options valued at $1,714].

        The following table summarizes the various exercise prices inherent in the Company's stock options outstanding and exercisable on February 28, 2015:

Exercise Price		Options Outstanding			Options Exercisable
Low (CAD)	High (CAD)	Quantity of Options	Weighted Average Remaining Contractual Life (yrs)	Weighted Average Exercise Price (CAD)	Quantity of Options	Weighted Average Remaining Contractual Life (yrs)	Weighted Average Exercise Price (CAD)
$1.07	$1.34	538,546	3.74	$1.21	362,358	3.72	$1.21
$1.35	$2.07	434,660	3.65	$2.02	137,547	3.62	$2.05
$2.08	$2.12	105,236	2.75	$2.08	60,506	2.75	$2.08
$2.13	$2.20	1,009,676	4.37	$2.15	—	—	—
$2.21	$2.49	627,767	3.19	$2.24	278,084	3.19	$2.24
$2.50	$3.17	486,558	2.41	$2.93	310,876	2.39	$2.94
$3.18	$6.27	271,015	0.42	$5.91	268,230	0.41	$5.93
$6.28	$7.00	362,029	1.20	$6.77	338,960	1.20	$6.77
$7.01	$9.36	150,100	0.21	$9.11	150,100	0.21	$9.11

		3,985,587	3.03	$3.05	1,906,661	2.20	$4.00

        The Company has recognized $1,177 for the year ended February 28, 2015 as compensation expense for stock-based grants, with a corresponding credit to contributed surplus [2014 – $1,292]. Stock compensation expense was allocated to operating expenses as follows:

	February 28, 2015	February 28, 2014
R&D	297	505
S&M	333	249
G&A	547	538

Total Stock Option Expense	1,177	1,292

        As at February 28, 2015, compensation costs not yet recognized relating to stock option awards outstanding is $1,926 [2014 – $2,509] net of estimated forfeitures. Performance vesting awards will vest as performance conditions are met. Compensation will be adjusted for subsequent changes in estimated forfeitures.

        There were no options exercised with an intrinsic value during the year ended February 28, 2015 [2014 – $194].

        There was no intrinsic value associated with fully vested options at February 28, 2015 and 2014.

Restricted Share Units (RSU's)

        The Company has entered into restricted stock agreements with certain of its independent directors. These units which were issued during July 2014 are unvested and subject to each director's continued engagement on the Board for a period of one year from the date of issuance.

        The following table sets forth the summary of restricted share activity under the Company's Share Based Compensation Plan for the year ended February 28, 2015:

	Twelve months ended February 28, 2015
	RSU's	Weighted Average Price (CAD)
RSU balances at February 28, 2014	—	—
Granted	80,000	$2.15

RSU balances at February 28, 2015	80,000	$2.15

        The Company has recognized $93 for the year ended February 28, 2015 as compensation expense for restricted stock units, with a corresponding credit to contributed surplus.

        There were no restricted stock units exercisable as of February 28, 2015. All RSU's will be exercisable during the second quarter of fiscal year 2016.

Restricted Shares & Employee Share Purchase Plan

        The Company launched an Employee Share Purchase Plan ["ESPP"] on October 20, 2008. The plan includes provisions to allow employees to purchase Common shares. The Company will match the employees' contribution at a rate of 25%. During the year ended February 28, 2015 a total of 44,012 common shares were purchased by employees at fair market value, while the Company issued 11,003 common shares as its matching contribution expressed net of 1,500 forfeited shares. The shares contributed by the Company will vest 12 months after issuance.

        The Company records an expense equal to the fair value of shares granted pursuant to the employee share purchase plan over the period the shares vest. The total fair value of the shares earned during the year ended February 28, 2015 was $13 [2014 – $23]. The fair value of the unearned ESPP shares as at February 28, 2015 was $13 [2014 – $13]. The number of shares held for release, and still restricted under the plan at February 28, 2015 was 11,000 [2014 – 7,305].

Warrants

        Effective May 30, 2007, the Company granted warrants to purchase up to 126,250 common shares of the Company at a price of $3.56 CAD per share. The warrants expire 10 years after the date of issuance. The warrants vested based on the achievement of pre-determined business milestones and resulted in 31,562 warrants being eligible for exercise. As at August 31, 2008, a revenue reduction provision in the amount of $64 was recognized with a corresponding increase in contributed surplus based on achievement. The provision was determined using the Black-Scholes Options Pricing Model using a volatility factor of 50%, risk free rate of 3.3% dividend yield of nil, and an expected life of 8.75 years.

        On September 23, 2013 the Company completed a public equity offering. Under the terms of the offering, the Company issued and sold 11,910,000 units at $2.10 for aggregate gross proceeds of $25,011. Equity issuance expenses relating to the offering totaled $2,576 of which $662 was expensed as the proportionate warrant costs. Each unit consisted of one common share of the Company and three quarters of one warrant (warrants issued – 8,932,500). Each whole warrant entitles the holder to purchase one common share of the Company at an exercise price of U.S. $2.70 per share until September 23, 2018. On August 1, 2014 the warrant exercise price was adjusted to U.S. $1.30 as a result of a subsequent equity financing undertaken by the Company. In the event of a fundamental transaction the Company may be required to settle the warrants with a cash payment. As a result the Company recognized a warrant liability of $6,425 which represented the estimated fair value of the liability as at September 23, 2013. The warrant liability is adjusted quarterly to its estimated fair value. Increases or decreases in the fair value of the warrants are presented as "Fair value adjustment-warrant liability" in the consolidated statement of operations. As at February 28, 2015, 2,088,750 warrants were outstanding and the liability for warrants was decreased to $603. In the year ended February 28, 2015 the Company increased its common stock value by $664 which represented the value of the 1,082,250 warrants exercised on a cash-less basis to 1,301,057 common shares. In the year ended February 28, 2015 the Company realized a gain in the amount of $93 in the consolidated statement of operations which represented the change in fair value of the remaining warrant liability of $603.

        On August 1, 2014 the Company completed a public equity offering. Under the terms of the offering, the Company issued and sold 15,927,500 units at $1.80 CDN for aggregate gross proceeds of $26,234 ($28,670 CDN). Each unit consisted of one common share of the Company and one half of one warrant. Each whole warrant entitles the holder to purchase one common share of the Company at an exercise price of $2.25 CDN per share until August 1, 2016, subject to certain adjustments. Equity issuance expenses relating to the offering totaled $2,275 of which $221 was expensed as the proportionate warrant costs. As a result of the offering, the Company issued warrants totaling 7,963,750 and recognized warrant liability of $2,551 which represented the estimated fair value of the liability as at August 1, 2014 and August 30, 2014. During the year ended February 28, 2015 the Company realized a gain in the amount of $1,914 in the consolidated statement of operations which represented the change in fair value of the remaining warrant liability of $636.